Organization and Principal Activities (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Commodities brokerage business:
Revenue-producing assets	$ 96,457	$ 396,753
Commodities trading right [Member]
Commodities brokerage business:
Revenue-producing assets		$ 288,309